Schedule II - Condensed Financial Information of Parent - Subsequent Events (Details) (USD $)	3 Months Ended		12 Months Ended									12 Months Ended				0 Months Ended		1 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Apr. 20, 2012	Mar. 31, 2013 Senior Notes 2.9% Senior Notes, due 2018	Feb. 11, 2013 Senior Notes 2.9% Senior Notes, due 2018	Jul. 13, 2012 Senior Notes 2.9% Senior Notes, due 2018	Feb. 11, 2013 Subsequent Event Senior Notes 2.9% Senior Notes, due 2018	Feb. 11, 2013 Subsequent Event Line of Credit 2.9% Senior Notes, due 2018 Revolving Credit Agreement	Dec. 31, 2012 Parent Issuer	Dec. 31, 2011 Parent Issuer	Dec. 31, 2010 Parent Issuer	Feb. 11, 2013 Parent Issuer Subsequent Event Senior Notes 2.9% Senior Notes, due 2018	Feb. 11, 2013 Parent Issuer Subsequent Event Line of Credit 2.9% Senior Notes, due 2018 Revolving Credit Agreement	Feb. 11, 2013 Parent Issuer Subsequent Event Line of Credit 2.9% Senior Notes, due 2018 Revolving Credit Agreement ING Financial Markets, LLC [Member]	Feb. 28, 2013 Parent Issuer Subsequent Event Term Loan Syndicated Term Loan due 2018
Subsequent Event [Line Items]
Debt instrument, face amount						$ 5,000,000,000		$ 1,000,000,000		$ 1,000,000,000					$ 1,000,000,000.0
Annual interest rate on loan			2.25%				2.90%	2.90%	2.90%	2.90%					2.90%
Payments of financing costs	45,400,000	55,200,000	223,200,000	103,400,000	104,000,000							166,400,000	103,200,000	93,500,000			0
Credit facility, sublimit, reduction in borrowing capacity (percent)																50.00%
Credit facility, sublimit, maximum borrowing capacity											750,000,000
Debt repayments												$ 902,500,000	$ 573,800,000	$ 319,900,000				$ 850,000,000